Share Based Payment - Schedule of Weighted-Average Assumptions for Black-Scholes Option-Pricing Model Used (Details)		12 Months Ended
		Dec. 31, 2025 SFr / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 SFr / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 SFr / shares	Dec. 31, 2023 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price at the date of grant | (per share)	[1]	SFr 15.28	$ 18.39	SFr 10.24	$ 11.63	SFr 7.46	$ 8.3
Range of expected terms	[2]					6 years 3 months	6 years 3 months
Divdend yield		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of expected volatilities	[3]	81.84%	81.84%	85.54%	85.54%	68.70%	68.70%
Range of expected terms	[2]	6 years 3 months	6 years 3 months	5 years 6 months	5 years 6 months
Range of risk-free interest rates	[1],[4]	3.70%	3.70%	3.60%	3.60%	3.50%	3.50%
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of expected volatilities	[3]	91.39%	91.39%	93.00%	93.00%	83.80%	83.80%
Range of expected terms	[2]			6 years 3 months	6 years 3 months
Range of risk-free interest rates	[1],[4]	4.30%	4.30%	4.60%	4.60%	4.80%	4.80%

[1]	Following the NASDAQ U.S. listing in 2023, the equity award exercise price is denominated in USD and the applicable risk-free interest rate has been adjusted accordingly.
[2]	The expected term represents the period that share-based awards are expected to be outstanding.
[3]	The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.
[4]	The risk-free interest rates are based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected term.